Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Intangible Assets

Other Intangible Assets

The gross carrying amount and the accumulated amortization of other intangible assets were:

	December 31, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Subject to amortization:
Land and transmission rights	$17	$14	$17	$14
Emission allowances/RECs (a)	10		11
Licenses and other (b)	270	19	295	39

Total subject to amortization	$297	$33	$323	$53

(a)	Emission allowances/RECs are expensed when consumed or sold; therefore, there is no accumulated amortization.
(b)	“Other” includes costs for the development of licenses, the most significant of which is the COLA. Amortization of these costs begins when the related asset is placed in service. See Note 4 for additional information on the COLA.

Amortization Expense, Excluding Consumption of Emission Allowances / Renewable Energy Credits

Amortization expense for the years ended December 31, excluding consumption of emission allowances/RECs of $24 million, $23 million, and $12 million in 2014, 2013, and 2012 was as follows:

	2014	2013	2012
Amortization expense	$4	$5	$9